Operating Segments	6 Months Ended
Jun. 30, 2018
Disclosure of operating segments [abstract]
Operating Segments
Note 8 - Operating Segments

The Company presented the results of its reportable segments starting the current reporting period, in view of the Company's recent entry into additional operations such as the Bio Gas in the Netherlands resulting in separate segment reporting reviewed and analyzed by the CODM.  Comparison figures were presented accordingly.

The Company’s reportable segments, which form the Company’s strategic business units, are described below:
—
Photovoltaic power plants (PV Plants) – Operation of installations that convert the energy in sunlight into electrical energy. Approximately 22.6MWp aggregate installed capacity of photovoltaic power plants in Italy, approximately 7.9MWp aggregate installed capacity of photovoltaic power plants in Spain and a photovoltaic power plant of approximately 9 MWp installed capacity in Israel.

—
Dorad Energy Ltd. (Dorad) – 9.375% indirect interest in Dorad, which owns and operates a combined cycle power plant based on natural gas, with production capacity of approximately 850 MW, located south of Ashkelon, Israel.

—
Anaerobic digestion plants (Bio Gas) – 51% of Groen Gas Goor B.V. and of Groen Gas Oude-Tonge B.V., project companies developing and operating anaerobic digestion plants with a green gas production capacity of approximately 375 Nm3/h, in Goor, the Netherlands and 475 Nm3/h, in Oude Tonge, the Netherlands, respectively.

—	Pumped storage hydro power plant (Manara) – 75% of a project to construct a 156 MW pumped storage hydro power plant in the Manara Cliff, Israel.

Factors that management used to identify the Company’s reportable segments

The Company’s strategic business units offer different products and the allocation of resources and evaluation of performance is managed separately because they require different technology.

For each of the strategic business units, the Company’s chief operating decision maker (CODM) reviews internal management reports on at least a quarterly basis. The following summary describes the operations in each of the Company’s operating segments.

The Company presented the photovoltaic power plants per geographical areas, as the information collected and analyzed by the CODM in connection with the PV Plants is presented based on the physical location of the PV Plant. The CODM reviews the Israeli Shekel denominated information on Dorad and the PV Plant located in Israel and the information presented in the tables below is translated into euro. The CODM reviews the company’s share in the results of Dorad. In the reports analyzed by the CODM, the PV Plant located in Israel is presented under the fixed asset model and not under the financial asset model as per IFRIC 12.

Performance is measured based on segment gross profit as included in reports that are regularly reviewed by the chief operating decision maker. Segment gross profit is used to measure performance as management believes that such information is the most relevant in evaluating the results of certain segments relative to other entities that operate within these industries.

Segment assets consist of current assets, fixed assets and intangible assets, as included in reports provided regularly to the chief operating decision maker.

	PV						Total
							reportable		Total
	Italy	Spain	Israel	Dorad	Bio Gas	Manara	segments	Reconciliations	consolidated
	For the six months ended June 30, 2018
	(Unaudited)
	€ in thousands

Revenues	4,830	1,472	2,001	27,718	1,391	-	37,412	(29,261)	8,151
Operating expenses	(804)	(290)	(254)	(21,742)	(1,262)	-	(24,352)	21,742	(2,610)
Depreciation expenses	(1,779)	(416)	(1,031)	(2,364)	(391)	-	(5,981)	3,214	(2,767)
Gross profit	2,247	766	716	3,612	(262)	-	7,079	(4,305)	2,774
Project development costs								(1,771)	(1,771)
General and
administrative expenses								(1,977)	(1,977)
Share of profits (loss) of
equity accounted investee								501	501
Other income, net								73	73
Operating Loss								(400)	(400)
Financing income								1,588	1,588
Financing income
(expenses) in connection
with derivatives, net								285	285
Financing expenses, net								(2,789)	(2,789)
Loss before taxes on
income								(1,316)	(1,316)
Segment assets as at
June 30, 2018	56,375	15,956	35,651	106,293	19,546	2,244	236,065	(19,317)	216,748

	PV						Total
							reportable		Total
	Italy	Spain	Israel	Dorad	Bio Gas	Manara	segments	Reconciliations	consolidated
	For the six months ended June 30, 2017
	(Unaudited)
	€ in thousands

Revenues	5,254	1,514	-	28,710	-	-	35,478	(28,710)	6,768
Operating expenses	(574)	(289)	-	(22,591)	-	-	(23,454)	22,591	(863)
Depreciation expenses	(1,779)	(413)	-	(2,314)	-	-	(4,506)	2,308	(2,198)
Gross profit	2,901	812	-	3,805	-	-	7,518	(3,811)	3,707
Project development costs								(1,431)	(1,431)
General and
administrative expenses								(1,210)	(1,210)
Share of pro loss of equity
accounted investee								(73)	(73)
Other income, net								9	9
Operating Profit								1,002	1,002
Financing income								291	291
Financing income
(expenses) in connection
with derivatives, net								(1,590)	(1,590)
Financing expenses, net								(4,463)	(4,463)
Loss before taxes on
income								(4,760)	(4,760)
Segment assets as at
June 30, 2017	62,419	17,642	-	117,372	16,916	2,446	216,795	(35,892)	180,903

	PV						Total
							reportable		Total
	Italy	Spain	Israel	Dorad	Bio Gas	Manara	segments	Reconciliations	consolidated
	For the year ended December 31, 2017
	€ in thousands
Revenues	10,143	3,007	1,378	58,234	303	-	73,065	(59,429)	13,636
Operating expenses	(1,661)	(677)	(117)	(30,077)	(94)	-	(32,626)	30,077	(2,549)
Depreciation expenses	(3,567)	(828)	(438)	(4,817)	(111)	-	(9,761)	5,243	(4,518)
Gross profit	4,915	1,502	823	23,340	98	-	30,678	(24,109)	6,569
Project development costs								(2,739)	(2,739)
General and
administrative expenses								(2,420)	(2,420)
Share of profits (loss) of
equity accounted investee								1,531	1,531
Other income, net								18	18
Operating Profit								2,959	2,959
Financing income								1,333	1,333
Financing income
(expenses) in connection
with derivatives, net								(3,156)	(3,156)
Financing expenses, net								(7,405)	(7,405)
Loss before taxes on
income								(6,269)	(6,269)
Segment assets as at
December 31, 2017	59,015	47,600	37,903	114,282	16,882	2,386	278,068	(79,980)	198,088